Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 185,489	$ 175,000
Fair value of the associated liabilities	140,491	137,763
Net position	$ 44,998	$ 37,237